Discontinued Operations - Additional Information (Details) - shares	May 31, 2023	Apr. 24, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Total outstanding shares			71,751,201	45,675,968	45,484,310	42,780,186
Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Percentage of shareholding diluted of merged entity	2.90%
Stock Holders Equity Reverse Stock Split	1-for-5	1-for-10
Number of shares owned	479,264
Total outstanding shares	997,745
Total number of shares issued	16,527,484